As filed with the Securities and Exchange Commission on December 11, 2015

Securities Act File No. 33-54126

Investment Company Act File No. 811-07332

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 197	☒
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 201	☒
(Check appropriate box or boxes)

BLACKROCK FUNDS III

(Exact Name of Registrant as Specified in Charter)

400 Howard Street

San Francisco, California 94105

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Funds III

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:
John A. MacKinnon, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 14, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

Master Investment Portfolio has also executed this Registration Statement.

Explanatory Note

This Post-Effective Amendment No. 197 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 201 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Funds III (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until December 14, 2015, the effectiveness of the registration statement for BlackRock LifePath® Retirement Fund, BlackRock LifePath® 2020 Fund, BlackRock LifePath® 2025 Fund, BlackRock LifePath® 2030 Fund, BlackRock LifePath® 2035 Fund, BlackRock LifePath® 2040 Fund, BlackRock LifePath® 2045 Fund, BlackRock LifePath® 2050 Fund and BlackRock LifePath® 2055 Fund (the “Funds”), filed in Post-Effective Amendment No. 191 on October 13, 2015, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 197 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 191 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, BlackRock Funds III (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 197 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 11th day of December, 2015.

BLACKROCK FUNDS III (REGISTRANT)
ON BEHALF OF
BLACKROCK LIFEPATH® RETIREMENT FUND,
BLACKROCK LIFEPATH® 2020 FUND,
BLACKROCK LIFEPATH® 2025 FUND,
BLACKROCK LIFEPATH® 2030 FUND,
BLACKROCK LIFEPATH® 2035 FUND,
BLACKROCK LIFEPATH® 2040 FUND,
BLACKROCK LIFEPATH® 2045 FUND,
BLACKROCK LIFEPATH® 2050 FUND AND
BLACKROCK LIFEPATH® 2055 FUND

By:	/s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 197 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Perlowski	Trustee, President and Chief Executive Officer	December 11, 2015
John M. Perlowski	(Principal Executive Officer)

/s/ Neal J. Andrews	Chief Financial Officer	December 11, 2015
Neal J. Andrews	(Principal Financial and Accounting Officer)

David O. Beim*	Trustee
David O. Beim

Collette Chilton*	Trustee
Collette Chilton

Frank J. Fabozzi*	Trustee
Frank J. Fabozzi

Dr. Matina S. Horner*	Trustee
Dr. Matina S. Horner

Rodney D. Johnson*	Trustee
Rodney D. Johnson

Herbert I. London*	Trustee
Herbert I. London

	Cynthia A. Montgomery*	Trustee
Cynthia A. Montgomery

	Joseph P. Platt*	Trustee
Joseph P. Platt

	Robert C. Robb, Jr.*	Trustee
Robert C. Robb, Jr.

	Toby Rosenblatt*	Trustee
Toby Rosenblatt

	Mark Stalnecker*	Trustee
Mark Stalnecker

	Kenneth L. Urish*	Trustee
Kenneth L. Urish

	Frederick W. Winter*	Trustee
Frederick W. Winter

	Barbara G. Novick*	Trustee
Barbara G. Novick

*By:	/s/ Benjamin Archibald		December 11, 2015
Benjamin Archibald (Attorney-In-Fact)

SIGNATURES

Master Investment Portfolio has duly caused this Post-Effective Amendment No. 197 to the Registration Statement on Form N-1A of BlackRock Funds III (the “Registrant”) to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 11th day of December, 2015.

MASTER INVESTMENT PORTFOLIO ON BEHALF OF LIFEPATH® RETIREMENT MASTER PORTFOLIO,
LIFEPATH® 2020 MASTER PORTFOLIO,
LIFEPATH® 2025 MASTER PORTFOLIO,
LIFEPATH® 2030 MASTER PORTFOLIO,
LIFEPATH® 2035 MASTER PORTFOLIO,
LIFEPATH® 2040 MASTER PORTFOLIO,
LIFEPATH® 2045 MASTER PORTFOLIO,
LIFEPATH® 2050 MASTER PORTFOLIO AND
LIFEPATH® 2055 MASTER PORTFOLIO

By:	/s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 197 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Perlowski	Trustee, President and Chief Executive Officer	December 11, 2015
John M. Perlowski	(Principal Executive Officer)

/s/ Neal J. Andrews	Chief Financial Officer	December 11, 2015
Neal J. Andrews	(Principal Financial and Accounting Officer)

DAVID O. BEIM*	Trustee
David O. Beim

COLLETTE CHILTON*	Trustee
Collette Chilton

FRANK J. FABOZZI*	Trustee
Frank J. Fabozzi

DR. MATINA S. HORNER*	Trustee
Dr. Matina S. Horner

RODNEY D. JOHNSON*	Trustee
Rodney D. Johnson

HERBERT I. LONDON*	Trustee
Herbert I. London

CYNTHIA A. MONTGOMERY*	Trustee
Cynthia A. Montgomery

	JOSEPH P. PLATT*	Trustee
Joseph P. Platt

	ROBERT C. ROBB, JR.*	Trustee
Robert C. Robb, Jr.

	TOBY ROSENBLATT*	Trustee
Toby Rosenblatt

	MARK STALNECKER*	Trustee
Mark Stalnecker

	KENNETH L. URISH*	Trustee
Kenneth L. Urish

	FREDERICK W. WINTER*	Trustee
Frederick W. Winter

	BARBARA G. NOVICK*	Trustee
Barbara G. Novick

*By:	/s/ Benjamin Archibald		December 11, 2015
Benjamin Archibald (Attorney-In-Fact)